Restricted cash (Details) - USD ($) $ in Millions	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Restricted Cash and Investments [Abstract]
Restricted cash	$ 5.2	$ 4.0	$ 6.1	$ 4.2	$ 6.5	[1]	$ 11.0

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".